Share-based Payments Arrangement - CHIEF Share-based Compensation Plan (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Nov. 13, 2020 $ / shares	Jul. 31, 2020 $ / shares	Jun. 30, 2019 $ / shares	Oct. 31, 2018 $ / shares	Dec. 19, 2017 $ / shares
Grant Date 2015.10.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2015.11.17
Grant Date	2015.10.22
Stock Options Units	2,000.00
Exercise Price	$ 34.40
Original price	$ 43.00
Grant Date 2017.12.19 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2017.12.19
Stock Options Units	950.00
Exercise Price	$ 128.70	$ 128.70	$ 132.70		$ 132.70	$ 135.60		$ 140.60
Original price	$ 147.00
Granted Date 2018.10.31 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2017.12.18
Grant Date	2018.10.31
Stock Options Units	50.00
Exercise Price	$ 134.50	134.50	138.70		$ 138.70	$ 141.70	$ 147.00
Original price	$ 147.00
Granted Date 2020.11.13 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2020.09.16
Grant Date	2020.11.13
Stock Options Units	200.00
Exercise Price	$ 199.70	$ 199.70	$ 206.00	$ 206.00
Original price	$ 206.00